SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Research and Development Expenses, Net) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS [Abstract]
Total expenses	$ 8,212	$ 13,118	$ 16,667
Less - grants and participations, see Note 5a	2,689	3,209	2,569
Research and development costs, net	$ 5,523	$ 9,909	$ 14,098